Loans, Allowance for Loan Losses and Impaired Loans (Details 6) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Receivables [Abstract]
Accrual status	$ 3,067	$ 3,218	$ 3,678
Non-accrual status	404	515	332
Total	$ 3,471	$ 3,733	$ 4,010